SEGMENT INFORMATION (Details 2) - USD ($) $ in Thousands	3 Months Ended										6 Months Ended		12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Results of operations by operating segment
Revenues	$ 206,364	$ 207,473	$ 152,055	$ 145,481	$ 144,946	$ 150,571	$ 140,456	$ 146,101	$ 149,065	$ 146,822	$ 413,837	$ 295,517	$ 593,053	$ 582,444	$ 584,486
Operating income	16,336	28,141	$ 376	$ 10,771	9,622	13,013	$ 11,196	$ 11,420	$ 13,633	$ 12,901	44,477	22,635	33,782	49,150	55,982
Payments
Results of operations by operating segment
Revenues	151,496	152,428			144,946	150,571					303,924	295,517	585,647	582,444	584,486
Operating income	12,137	27,527			$ 9,622	$ 13,013					39,664	$ 22,635	35,205	$ 49,150	$ 55,982
Games
Results of operations by operating segment
Revenues	54,868	55,045									109,913		7,406
Operating income	$ 4,199	$ 614									$ 4,813		$ 1,423